SHARE CAPITAL	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SHARE CAPITAL

18.	SHARE CAPITAL

a)	Authorised Share Capital

The Group’s authorised common shares were 50,000,000 with par value of HK$0.0078 (US$0.001).

b)	Issued Share Capital

	Number of shares	Amount HK$

Issued and fully paid:

At April 1, 2024, September 30, 2024 (Unaudited), March 31, 2025 (Audited) and September 30, 2025 (Unaudited)	10,000,000	78,000

The Company issued 1 million ordinary shares of HK$0.0078 (US$0.001) each, in exchange for consultancy service of HK$1,950,000 (equivalent to US$250,000). The period of consultancy service was for five years starting from January 1, 2024 and the ordinary shares were issued on 12 January 2024 to MavDB Consulting LLC. HK$195,000 of the consultancy service fee was recognised as administrative expense in the profit or loss for the six months ended September 30, 2025 (for the six months ended September 30, 2024: HK$195,000) and HK$1,279,032 (March 31, 2025: HK$1,474,032) was recorded as prepayment on the condensed consolidated statement of financial position as of September 30, 2025. On April 28, 2025, 15,000 shares were transferred from MavDB Consulting LLC to an independent third party.

c)	Share premium

The share premium account is governed by the Companies Law of the Cayman Islands and may be applied by the Company subject to the provisions, if any, of its memorandum and articles of association in paying distributions or dividends to equity shareholders.

No distribution or dividend may be paid to the equity shareholders out of the share premium account.

d)	Other reserve

Other reserve comprised of (i) waiver of amount due from director who is equity participant in the Group, amounted of HK$3,021,782 and wavier of officer’s remuneration of HK$1,200,000; and (ii) merging amount of HK$6,999,999 that the difference between the consideration of HK$1 and BOCA’ s share capital of HK$7,000,000.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)